UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: July 1, 2020 - June 30, 2021

PROXY VOTING RECORD Roumell Opportunistic Value Fund
COMSCORE INC.
Security			20564W105	Meeting Type		ANNUAL
Ticker Symbol			SCOR	Meeting Date		9-Jul-20
Record Date			20-May-20
Item	Proposal			Type	Vote	Management Recommendation
1.	DIRECTOR			MANAGEMENT	For	For
	A	Jacques Kerrest
	B	Kathleen Love
2.	THE APPROVAL ON A NON-BINDING ADVISORY BASIS, OF THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS			MANAGEMENT	For	For
3	THE RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2020			MANAGEMENT	For	For
4	THE APPROVAL OF THE AMENDED AND RESTATED 2018 EQUITY AND INCENTIVE COMPENSATION PLAN			MANAGEMENT	For	For
DESTINATION XL GROUP INC.
Security			25065K104	Meeting Type		ANNUAL
Ticker Symbol			DXLG	Meeting Date		12-Aug-20
Record Date			19-Jul-20
Item	Proposal			Type	Vote	Management Recommendation
1.	DIRECTOR			MANAGEMENT	No Vote	For
	A	Harvey S. Kanter
	B.	Jack Boyle
	C.	Lionel F. Conacher
	D.	Willem Mesdag
	E.	Mitchell S. Presser
	F.	Ivy Ross
2.	TO APPROVE, ON AN ADVISORY BASIS, NAMED EXECUTIVE OFFICER COMPENSATION			MANAGEMENT	No Vote	For
3
TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION, AS AMENDED, TO EFFECT A REVERSE STOCK SPLIT OF THE COMPANY'S COMMON STOCK AT A RATIO OF NOT LESS THAN 1-FOR-2 AND NOT MORE THAN 1-FOR-15, SUCH RATIO, AND THE IMPLEMENTATION AND TIMING OF SUCH REVERSE STOCK SPLIT, TO BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY'S BOARD OF DIRECTORS
				MANAGEMENT	No Vote	For
4	TO APPROVE AMENTMENTS TO THE COMPANY'S 2016 INCENTIVE COMPENSATION PLAN TO INCREASE THE TOTAL NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE UNDER THE PLAN BY 1,740,000 SHARES			MANAGEMENT	No Vote	For
5	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING JANUARY 30, 2021			MANAGEMENT	No Vote	For

GSI TECHNOLOGY INC.
Security			36241U106	Meeting Type		ANNUAL
Ticker Symbol			GSIT	Meeting Date		27-Aug-20
Record Date			8-Jul-20
Item	Proposal			Type	Vote	Management Recommendation
1.	DIRECTOR			MANAGEMENT	No Vote	For
	1	LEE-LEAN SHU
	2	JACK A. BRADLEY
	3	ELIZABETH CHOLAWSKY
	4	HAYDN HSIEH
	5	RUEY L. LU
	6	ARTHUR O. WHIPPLE
2	TO RATIFY THE APPOINTMENT OF BDO USA, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2021			MANAGEMENT	No Vote	For
3
TO VOTE ON AN ADVISORY (NON-BINDING) RESOLUTION REGARDING THE FISCAL 2020 COMPENSATION OF THE EXECUTIVE OFFICERS NAMED IN THE SUMMARY COMPENSATION TABLE INCLUDED IN THE PROXY STATEMENT FOR THE ANNUAL MEETING
				MANAGEMENT	No Vote	For
4	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT OF THE MEETING			MANAGEMENT	No Vote	For

MARCHEX INC.
Security			56624R108	Meeting Type		SPECIAL
Ticker Symbol			MCHX	Meeting Date		1-Oct-20
Record Date			10-Aug-20
Item	Proposal			Type	Vote	Management Recommendation
1
APPROVE THE TRANSACTION, THE ASSET PURCHASE AGREEMENT AND THE OTHER TRANSACTIONS AND ANCILLARY DOCUMENTS CONTEMPLATED BY THE ASSET PURCHASE AGREEMENT (THE "RELATED AGREEMENTS") (THE "ASSET SALE PROPOSAL").
				MANAGEMENT	For	For
2.
APPROVE A PROPOSAL TO ADJOURN OR POSTPONE THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, FOR THE PURPOSE OF SOLICITING ADDITIONAL VOTES FOR THE APPROVAL OF THE ASSET SALE PROPOSAL (THE "ADJOURNMENT PROPOSAL").
				MANAGEMENT	For	For

Roumell Opportunistic Value Fund Proxy Vote Records
MARCHEX INC.
Security			56624R108	Meeting Type		ANNUAL
Ticker Symbol			MCHX	Meeting Date		1-Oct-20
Record Date			10-Aug-20
Item	Proposal			Type	Vote	Management Recommendation
1.	DIRECTOR			MANAGEMENT	No Vote	For
	A	DENNIS CLINE
	B	DONALD COGSVILLE
	C	RUSSELL C. HOROWITZ
	D	M. WAYNE WISEHART
2.	TO RATIFY THE APPOINTMENT OF MOSS ADAMS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2020			MANAGEMENT	No Vote	For
3	TO APPROVE, BY A NON-BINDING VOTE, THE COMPENSATION PAID TO OUR NAMED EXECUTIVE OFFICERS			MANAGEMENT	No Vote	For
4	TO SELECT, BY A NON-BINDING ADVISORY VOTE, THE FREQUENCY AT WHICH STOCKHOLDERS WILL BE ASKED TO APPROVE THE COMPENSATION PAID TO OUR NAMED EXECUTIVE OFFICERS			MANAGEMENT	No Vote	3 Years

ALLOT LTD.
Security			M0854Q105	Meeting Type		ANNUAL
Ticker Symbol			ALLT	Meeting Date		14-Oct-20
Record Date			9-Sep-20
Item	Proposal			Type	Vote	Management Recommendation
1
TO APPROVE AN AMENDMENT TO THE COMPANY'S ARTICLES OF ASSOCIATION, EFFECTIVE IMMEDIATELY UPON THE APPROVAL OF THIS PROPOSAL 1, TO PROVIDE FOR THE ELIMINATION OF THE DIFFERENT CLASSES OF MEMBERS OF THE BOARD OF DIRECTORS OF THE COMPANY (THE "BOARD"), SO THAT AFTER COMPLETION OF THEIR CURRENT TERM, THE TERM OF EACH DIRECTOR WHO IS ELECTED OR REELECTED AT OR AFTER THE ANNUAL MEETING (OTHER THAN OUTSIDE DIRECTORS, WHO SHALL CONTINUE TO SERVE FOR FIXED THREE-YEAR TERMS IN ACCORDANCE WITH THE ISRAELI COMPANIES LAW, 5759-1999, AS AMENDED (THE "ISRAEL COMPANIES LAW")) SHALL BE ONE (1) YEAR.
				MANAGEMENT	No Vote	For
2.
TO REELECT ITSIK (ITZHAK) DANZIGER AS A CLASS II DIRECTOR, TO SERVE UNTIL THE 2023 ANNUAL MEETING OF SHAREHOLDERS (OR, IF PROPOSAL 1 IS APPROVED, UNTIL THE 2021 ANNUAL MEETING OF SHAREHOLDERS), AND UNTIL HIS SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED, OR UNTIL HIS OFFICE IS VACATED IN ACCORDANCE WITH THE COMPANY'S ARTICLES OF ASSOCIATION OR THE ISRAEL COMPANIES LAW.
				MANAGEMENT	No Vote	For
3
TO REELECT MIRON (RONNIE) KENNETH AS A CLASS II DIRECTOR, TO SERVE UNTIL THE 2023 ANNUAL MEETING OF SHAREHOLDERS (OR, IF PROPOSAL 1 IS APPROVED, UNTIL THE 2021 ANNUAL MEETING OF SHAREHOLDERS), AND UNTIL HIS SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED, OR UNTIL HIS OFFICE IS VACATED IN ACCORDANCE WITH THE COMPANY'S ARTICLES OF ASSOCIATION OR THE ISRAEL COMPANIES LAW.
				MANAGEMENT	No Vote	For
4	TO APPROVE A GRANT OF 30,000 RESTRICTED SHARE UNITS ("RSUS") OF THE COMPANY TO YIGAL JACOBY, THE COMPANY'S CHAIRMAN OF THE BOARD.			MANAGEMENT	No Vote	For
5	TO APPROVE A GRANT OF 60,000 RSUS OF THE COMPANY TO EREZ ANTEBI, THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER.			MANAGEMENT	No Vote	For
5A.
CHECK "YES" TO CONFIRM YOU ARE NOT A "CONTROLLING SHAREHOLDER" OF THE COMPANY UNDER THE ISRAEL COMPANIES LAW AND DO NOT HAVE A "PERSONAL BENEFIT OR OTHER INTEREST" IN THE APPROVAL OF ITEM 5, AS DESCRIBED IN THE COMPANY'S PROXY STATEMENT. UNDER ISRAELI LAW, YOU CANNOT VOTE ON ITEM 5 UNLESS YOU CHECK "YES." IF YOU ARE UNABLE TO MAKE THIS CONFIRMATION, PLEASE CHECK "NO." IF YOU DO NOT CHECK THE BOX FOR (YES) THEN YOUR VOTE WILL NOT COUNT FOR THE PROPOSAL #5. MARK "FOR" = YES OR "AGAINST" = NO.
				MANAGEMENT	No Vote	Yes
6
TO APPROVE THE REAPPOINTMENT OF KOST FORER GABBAY & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL, AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2020 AND UNTIL THE NEXT ANNUAL MEETING OF SHAREHOLDERS, AND TO AUTHORIZE THE BOARD, UPON RECOMMENDATION OF THE AUDIT COMMITTEE, TO FIX THE REMUNERATION OF SAID INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
				MANAGEMENT	No Vote	Yes

Roumell Opportunistic Value Fund Proxy Vote Records
DUNDEE CORP.
Security		264901109	Meeting Type		ANNUAL
Ticker Symbol		DDEJF	Meeting Date		15-Oct-20
Record Date		31-Aug-20	Agenda		MANAGEMENT
Item	Proposal		Type	Vote	Management Recommendation
1	To appoint PricewaterhouseCoopers LLP as auditor of the Company for the ensuing year and to authorize the directors of the Company to fix the remuneration of the auditor.		MANAGEMENT	No Vote	For
2	DIRECTOR		MANAGEMENT	No Vote	For
	1	TANYA COVASSIN
	2	JONATHAN GOODMAN
	3	ISABEL MEHARRY
	4	ANDREW MOLSON
	5	LILA MURPHY
	6	PETER NIXON
	7	ALLEN J. PALMIERE
	8	STEVEN SHARPE
	9	A. MURRAY SINCLAIR
3
To consider and, if deemed appropriate, to pass, with or without variation, an ordinary resolution, the full text of which is set out in Appendix "B" of the Management Proxy Circular, approving the adoption of the Company's Amended and Restated Share Incentive Plan.
			MANAGEMENT	No Vote	For
4
To consider and, if deemed appropriate, to pass, with or without variation, an ordinary resolution, the full text of which is set out in Appendix "D" of the Management Proxy Circular, approving the adoption of the Company's Amended and Restated DSU Plan.
			MANAGEMENT	No Vote	For

PORTMAN RIDGE FINANCE CORP.
Security		73688F102	Meeting Type		SPECIAL
Ticker Symbol		PTMN	Meeting Date		19-Oct-20
Record Date		27-Aug-20
Item	Proposal		Type	Vote	Management Recommendation
1
To approve the issuance of shares of Common Stock to be issued pursuant to the Agreement and Plan of Merger, dated as of June 24, 2020, by and among the Company, Citadel Acquisition Sub Inc., Garrison Capital Inc. and Sierra Crest Investment Management LLC.
			MANAGEMENT	No Vote	For
2
To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are insufficient votes at the time of the Special Meeting to approve proposal 1.
			MANAGEMENT	No Vote	For

BARNES & NOBLE EDUCATION INC.
Security		06777U101	Meeting Type		ANNUAL
Ticker Symbol		BNED	Meeting Date		22-Oct-20
Record Date		25-Aug-20
Item	Proposal		Type	Vote	Management Recommendation
1	DIRECTORS		MANAGEMENT	No Vote	For
	A	EMILY C. CHIU
	B	DANIEL A. DEMATTEO
	C	DAVID G. GOLDEN
	D	MICHAEL P. HUSEBY
	E	ZACHARY D. LEVENICK
	F	LOWELL W. ROBINSON
	G	JOHN R. RYAN
	H	JERRY SUE THORTON
	I	DAVID A. WILSON
2	Approval, on an advisory basis, of the compensation of the Company's named executive officers as disclosed in the Proxy Statement.		MANAGEMENT	No Vote
3	The ratification of the appointment of Ernst & Young LLP as the independent registered public accountants for the Company's fiscal year ending May 1, 2021.		MANAGEMENT	No Vote

BIOCARDIA INC.
Security		09060U507	Meeting Type		ANNUAL
Ticker Symbol		BCDA	Meeting Date		22-Dec-20
Record Date		2-Nov-20
Item	Proposal		Type	Vote	Management Recommendation
1.	DIRECTOR		MANAGEMENT	No Vote	For
	1	Peter Altman			For
	2	Krisztina Zsebo
2
To approve an amendment of our the Company's 2016 Equity Incentive Plan to increase (a) the maximum amount of the annual evergreen share reserve increase, and (b) the maximum equity awards that may be granted to non-employee directors per fiscal year.
				No Vote	For
3	To ratify the appointment of PKF, LLP as our independent public accounting firm for the year ending December 31, 2020.			No Vote	For
4	To approve, on an advisory basis, of a resolution approving the Company's executive compensation.			No Vote	For

Roumell Opportunistic Value Fund Proxy Vote Records
ENZO BIOCHEM INC.
Security			294100102	Meeting Type		ANNUAL
Ticker Symbol			ENZ	Meeting Date		4-Jan-2021
Record Date			23-Nov-2020
Item	Proposal			Type	Vote	Management Recommendation
1.	DIRECTORS			MANAGEMENT	No Vote	For
	1	ELAZAR RABBANI
	2	IAN WALTERS
	3	MARY TAGLIAFERRI
2	Company proposal to approve, on an advisory basis, Named Executive Officer compensation.			MANAGEMENT	No Vote	For
3	Company proposal to ratify the appointment of EisnerAmper LLP as the Company's independent registered public accounting firm for fiscal 2021.			MANAGEMENT	No Vote	For
4
Company proposal to approve the amendment and restatement of the Company's Amended and Restated 2011 Incentive Plan including an increase in the number of shares of common stock authorized for grant under such plan.
				MANAGEMENT	No Vote	For

ENZO BIOCHEM INC.
Security			294100102	Meeting Type		ANNUAL
Ticker Symbol			ENZ	Meeting Date		4-Jan-2021
Record Date			23-Nov-2020
Item	Proposal			Type	Vote	Management Recommendation
1.	DIRECTORS			SHAREHOLDER
	1	MATTHEW M. LOAR			For
	2	EDWARD TERINO			For
	3	IAN WALTERS			For
2	Company proposal to approve, on an advisory basis, Named Executive Officer compensation.			MANAGEMENT	Against	For
3	Company proposal to ratify the appointment of EisnerAmper LLP as the Company's independent registered public accounting firm for fiscal 2021.			MANAGEMENT	For	For
4
Company proposal to approve the amendment and restatement of the Company's Amended and Restated 2011 Incentive Plan including an increase in the number of shares of common stock authorized for grant under such plan.
				MANAGEMENT	Against	For
5	Roumell's proposal to amend the bylaws to change the size of the Board to a minimum of three directors with a maximum number of directors to be decided by the Board in its discretion.			SHAREHOLDER	For
6	Roumell's proposal to repeal any provision of, or amendment to, the bylaws of the Company, adpoted by the Board without approval of the Company's shareholders subsequent to February 25, 2020.			SHAREHOLDER	For

COMSCORE INC.
Security			20564W105	Meeting Type		SPECIAL
Ticker Symbol			SCOR	Meeting Date		9-Mar-21
Record Date			16-Feb-21
Item	Proposal			Type	Vote	Management Recommendation
1
The approval of the issuance of the Series B Convertible Preferred Stock, par value $0.001 per share, of the Company ("Convertible Preferred Stock") to each of Charter Communications Holding Company, LLC ("Charter"), Qurate Retail, Inc. ("Qurate"), and Pine Investor, LLC ("Pine" and together with Charter and Qurate, collectively, the "Investors"), in accordance with the terms of the Series B Convertible Preferred Stock Purchase Agreements by and between the Company and each of the Investors (the "Share Issuance").
				MANAGEMENT	For	For
2
The adoption of an amendment to the Company's Amended and Restated Certificate of Incorporation to permit the creation of Convertible Preferred Stock and other preferred stock and, in order to permit the Share Issuance, authorize a sufficient number of shares of preferred stock, par value $0.001 per share, and common stock, par value $0.001 per share, of the Company (the "Common Stock") into which such shares of Convertible Preferred Stock may be converted (the "Charter Amendment").
				MANAGEMENT	For	For
3	The approval of an adjournment of the Special Meeting, if necessary, to solicit additional proxies if there are not sufficient votes in favor of the Share Issuance and/or the Charter Amendment.			MANAGEMENT	For	For

Roumell Opportunistic Value Fund Proxy Vote Records
STREAMLINE HEALTH SOLUTIONS INC.
Security			86323X106	Meeting Type		ANNUAL
Ticker Symbol			STRM	Meeting Date		20-May-21
Record Date			22-Apr-21
Item	Proposal			Type	Vote	Management Recommendation
1.	DIRECTORS			MANAGEMENT	For	For
	A	Wyche T. Green, III
	B	Kenan H. Lucas
	C	Jonathan R. Phillips
	D	Justin J. Ferayorni
	E	Judith E. Strakey
2	To approve, on a non-binding advisory basis, the compensation of our named executive officers ("say-on-pay").			MANAGEMENT	For	For
3	To approve, on a non-binding advisory basis, the option for the frequency of future advisory votes on executive compensation ("say-on-pay frequency").			MANAGEMENT	For	For
4	To ratify the appointment of the firm of Dixon Hughes Goodman LLP to serve as our independent registered public accounting firm for fiscal year 2021.			MANAGEMENT	For	For
5	To approve an amendment to the Certificate of Incorporation to increase the total number of authorized shares of common stock from 45,000,000 to 65,000,000.			MANAGEMENT	For	For
6	To approve an amendment to the Certificate of Incorporation to remove the 66 2/3% supermajority voting requirements in the Certificate of Incorporation.			MANAGEMENT	For	For
7
To approve an amendment to the Streamline Health Solutions, Inc. Third Amended and Restated 2013 Stock Incentive Plan which would increase the number of authorized shares available for issuance under the plan, conditioned upon the approval of Proposal 5.
				MANAGEMENT	For	For

SIERRA WIRELESS INC.
Security			826516106	Meeting Type		ANNUAL
Ticker Symbol			SWIR	Meeting Date		2-Jun-21
Record Date			21-Apr-21
Item	Proposal			Type	Vote	Management Recommendation
1	DIRECTOR			MANAGEMENT	No Vote	For
	1	Robin A. Abrams
	2.	James R. Anderson
	3.	Karima Bawa
	4.	Russell N. Jones
	5.	Thomas K. Linton
	6	Martin D. McCourt
	7	Lori M. O'Neill
	8	Thomas Sieber
	9	Kent P. Thexton
	10	Mark Twaalfhoven
	11	Gregory L. Waters
2	Appointment of Ernst and Young LLP, Chartered Professional Accountants as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.			MANAGEMENT	No Vote	For
3
To consider and, if deemed advisable, pass an ordinary resolution to approve certain amendments to the Corporation's 2011 Treasury Based Restricted Share Unit Plan and to approve all unallocated entitlements thereunder.
				MANAGEMENT	No Vote	For
4	To consider and, if deemed advisable, pass an ordinary resolution to approve certain amendments to the Corporation's Amended and Restated 1997 Stock Option Plan.			MANAGEMENT	No Vote	For
5	To consider and, if deemed advisable, approve an advisory resolution to accept the Corporation's approach to executive compensation.			MANAGEMENT	No Vote	For

ARIDIS PHARMACEUTICALS INC.
Security			040334104	Meeting Type		ANNUAL
Ticker Symbol			ARDS	Meeting Date		3-Jun-21
Record Date			16-Apr-21
Item	Proposal			Type	Vote	Management Recommendation
1.	DIRECTOR			MANAGEMENT	No Vote	For
	1	Eric Patzer
	2	Vu Truong
2	Proposal to ratify Mayer Hoffman McCann P.C. as the Company's independent registered public accountants for the fiscal year ending December 31, 2021.			MANAGEMENT	No Vote	For

Roumell Opportunistic Value Fund Proxy Vote Records
WAYSIDE TECHNOLOGY GROUP, INC.
Security		946760105	Meeting Type		ANNUAL
Ticker Symbol		WSTG	Meeting Date		8-Jun-21
Record Date		13-Apr-21
Item	Proposal		Type	Vote	Management Recommendation
1.	DIRECTORS		MANAGEMENT	No Vote	For
	1	Jeff Geygan
	2	Dale Foster
	3	Ross Crane
	4	Andy Bryant
	5	John McCarthy
	6	Carol DiBattiste
	7	Gerri Gold
2	A non-binding advisory resolution to approve the compensation of the Company's named executive officers, as described in the Company's proxy statement.		MANAGEMENT	No Vote	For
3	The ratification of the appointment of BDO USA, LLP (BDO) as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.		MANAGEMENT	No Vote	For
4	To vote upon the approval of the Wayside Technology Group, Inc. 2021 Omnibus Incentive Plan, as described in the accompanying proxy statement.		MANAGEMENT	No Vote	For

IP GROUP PLC
Security		G49348116	Meeting Type		ANNUAL
Ticker Symbol		IPO-LN	Meeting Date		9-Jun-21
Record Date		7-May-21
Item	Proposal		Type	Vote	Management Recommendation
1	TO RECEIVE THE DIRECTORS' REPORT, THE AUDITED STATEMENT OF ACCOUNTS AND AUDITOR'S REPORT OF THE COMPANY FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2020		MANAGEMENT	No Vote	For
2	TO RECEIVE AND APPROVE THE DIRECTORS' RENUMERATION REPORT FOR THE YEAR ENDED 31 DECEMBER 2020		MANAGEMENT	No Vote	For
3	TO APPROVE THE FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER 2020		MANAGEMENT	No Vote	For
4	TO AUTHORISE THE SCRIP DIVIDEND SCHEME		MANAGEMENT	No Vote	For
5	TO REAPPOINT KPMG LLP AS AUDITOR OF THE COMPANY		MANAGEMENT	No Vote	For
6	TO AUTHORISE THE DIRECTORS OF THE COMPANY TO FIX THE RENUMERATION OF THE COMPANY'S AUDITOR		MANAGEMENT	No Vote	For
7	TO RE-ELECT MR ALAN AUBREY AS A DIRECTOR OF THE COMPANY		MANAGEMENT	No Vote	For
8	TO RE-ELECT MR DAVID BAYNES AS A DIRECTOR OF THE COMPANY		MANAGEMENT	No Vote	For
9	TO RE-ELECT DR CAROLINE BROWN AS A DIRECTOR OF THE COMPANY		MANAGEMENT	No Vote	For
10	TO RE-ELECT MR HEEJAE CHAE AS A DIRECTOR OF THE COMPANY		MANAGEMENT	No Vote	For
11	TO RE-ELECT SIR DOUGLAS FLINT AS A DIRECTOR OF THE COMPANY		MANAGEMENT	No Vote	For
12	TO RE-ELECT MS AEDHMAR HYNES AS A DIRECTOR OF THE COMPANY		MANAGEMENT	No Vote	For
13	TO RE-ELECT MR GREG SMITH AS A DIRECTOR OF THE COMPANY		MANAGEMENT	No Vote	For
14	TO RE-ELECT DR ELAINE SULLIVAN AS A DIRECTOR OF THE COMPANY		MANAGEMENT	No Vote	For
15	TO RE-ELECT MR MICHAEL TOWNEND AS A DIRECTOR OF THE COMPANY		MANAGEMENT	No Vote	For
16	TO GIVE DIRECTORS AUTHORITY TO EXERCISE ALL POWERS OF THE COMPANY TO ALLOT SHARES AND GRANT RIGHTS TO SUBSCRIBE FOR OR TO CONVERT ANY SECURITY INTO SHARES IN THE COMPANY		MANAGEMENT	No Vote	For
17
THAT, SUBJECT TO AND CONDITIONAL ON THE PASSING OF RESOLUTION 16, THE DIRECTORS BE AND ARE HEREBY GENERALLY ENPOWERED PURSUANT TO SECTIONS 570 AND 573 OF THE ACT TO ALLOT EQUITY SECURITIES (AS DEFINED IN SECTION 560 OF THE ACT)
			MANAGEMENT	No Vote	For
18	TO FURTHER DISAPPLY PRE-EMPTION RIGHTS SUBJECT TO THE SPECIFIED LIMITS		MANAGEMENT	No Vote	For
19	TO AUTHORISE THE COMPANY TO INCUR POLITICAL EXPENDITURE AS SPECIFIED		MANAGEMENT	No Vote	For
20	TO AUTHORISE THE COMPANY TO MAKE MARKET PURCHASES OF ITS OWN SHARES, SUBJECT TO SPECIFIED LIMITS		MANAGEMENT	No Vote	For
21	TO HOLD A GENERAL MEETING (OTHER THAN AN ANNUAL GENERAL MEETING) ON 14 CLEAR DAYS' NOTICE		MANAGEMENT	No Vote	For
22	TO AMEND THE ARTICLES OF ASSOCIATION		MANAGEMENT	No Vote	For

BIOCARDIA INC.
Security		09060U507	Meeting Type		ANNUAL
Ticker Symbol		BCDA	Meeting Date		15-Jun-20
Record Date		20-Apr-20
Item	Proposal		Type	Vote	Management Recommendation
1	DIRECTOR		MANAGEMENT	No Vote	For
	1	Jim Allen			For
	2	Andrew Scott Blank			For
2	To ratify the appointment of PKF San Diego, LLP as our independent public accounting firm for the year ending December 31, 2021.		MANAGEMENT	No Vote	For
3	To approve, on an advisory basis, of a resolution approving the Company's executive compensation.		MANAGEMENT	No Vote	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST
___________________________

By:	Katherine M. Honey President and Principal Executive Officer

Date:	July 13, 2021